Transactions with Related Parties	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.      Transactions with Related Parties:
Transactions and balances with related parties are analyzed as follows:

Balance Sheet
	December 31, 2012	June 30, 2013
Assets
Product Shipping & Trading S.A (g)	$-	$18
OOCAPE1 Holdings LLC (f)	147	-
Total Assets	$147	$18

Liabilities
Interchart Shipping Inc. (a)	$100	$228
Management and Directors Fees (b)	121	49
Maiden Voyage LLC (e)	41	76
OOCAPE1 Holdings LLC (f)	-	48
Total Liabilities	$262	$401

Statements of Operations	Six month period ended June 30,
	2012	2013
Commission on sale of vessel-Oceanbulk (d)	$(91)	$(90)
Voyage expenses-Interchart (a)	$(710)	$(397)
Executive directors consultancy fees (b)	$(228)	$(246)
Non-executive directors compensation (b)	$(67)	$(51)
Office rent - Combine Marine Ltd. (c)	$(19)	$(20)
Management fee income - Maiden Voyage LLC (e)	$-	$136
Management fee income - OOCAPE1 Holdings LLC (f)	$-	$136
Product Shipping & Trading S.A (g)	$-	$40

(a)      Interchart Shipping Inc. or Interchart: Interchart, a company affiliated to Oceanbulk Maritime S.A. (see (d) below), acts as a chartering broker of all the Company's vessels. As of December 31, 2012 and June 30, 2013, the Company had an outstanding liability of $100 and $228, respectively, to Interchart. During the six months ended June 30, 2012 and 2013, the brokerage commission on charter revenue charged by Interchart amounted to $710 and $397, respectively, and is included in "Voyage expenses" in the accompanying unaudited interim condensed consolidated statements of operations.

(b)      Management and Directors Fees: On February 7, 2011, Mr. Spyros Capralos was appointed as the Company's President and Chief Executive Officer, to succeed Mr. Akis Tsirigakis who resigned from those positions on that date, and resigned from the Company's Board of Directors on March 31, 2012. Effective February 7, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's Chief Executive Officer. This agreement had a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company paid the Chief Executive Officer a base fee at an annual rate of not less than €160,000 (approx. $208, using the exchange rate as of June 30, 2013, 1.30), additionally, the Chief Executive Officer was entitled to receive an annual discretionary bonus, as determined by the Company's Board of Directors in its sole discretion and a minimum guaranteed incentive award of 28,000 shares of stock. These shares vest in three equal installments, the first installment of 9,333 shares vested on February 7, 2012, the second installment of 9,333 shares vested on February 7, 2013 and the last installment of 9,334 shares vests on February 7, 2014.

On April 20, 2012 the Company issued the first installment of 9,333 shares and in September 2013, the Company issued the remaining two installments of 9,333 and 9,334 shares to the Company's Chief Executive Officer (please refer to Note 16). During the six month periods ended June 30, 2012 and 2013 the consultancy fees under the specific consulting agreement with the Company's Chief Executive Officer amounted to $116 and $79, respectively.

On May 2, 2011, the Company entered into a consulting agreement with a company owned and controlled by Mr. Simos Spyrou, the Company's Chief Financial Officer. This agreement had a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company paid the Chief Financial Officer a base fee at an annual rate of not less than €56,000 (approx. $73, using the exchange rate as of June 30, 2013, 1.30). During the six month periods ended June 30, 2012 and 2013, the consultancy fees under the specific consulting agreement with the Chief Financial Officer amounted to $36 and $25, respectively.

Additionally, the Chief Financial Officer is entitled to receive an annual discretionary bonus, as determined by the Company's Board of Directors in its sole discretion.

On May 3, 2013, the Company entered into separate renewal consulting agreements with companies owned and controlled by the Company's Chief Executive Officer and Chief Financial Officer. Under these agreements, each company controlled by the Company's Chief Executive Officer and Chief Financial Officer will receive an annual consulting fee of not less than €174,600 (approx. $227, using the exchange rate as of June 30, 2013, 1.30) and €102,000 (approx. $133, using the exchange rate as of June 30, 2013, 1.30), respectively. The respective agreements have a term of three years and will be renewed for a successive year unless terminated earlier in accordance with their terms. In addition, under his renewed consulting agreement Company's Chief Executive Officer is entitled to receive a minimum guaranteed incentive award of 28,000 shares of stock. These shares vest in three equal installments, the first installment of 9,333 shares vests on May 3, 2014, the second installment of 9,333 shares vests on May 3, 2015 and the last installment of 9,334 shares vests on May 3, 2016. During the six month period ended June 30, 2013, the consultancy fees under the renewal consulting agreements with the Company's Chief Executive Officer and Chief Financial Officer amounted to $41 and $22, respectively.

On July 1, 2011, the Company entered into a consulting agreement with a company owned and controlled by Mr. Zenon Kleopas, the Company's Chief Operating Officer. This agreement has an indefinite term and each party may terminate the agreement giving one month's notice. Under this agreement, the Company pays the Chief Operating Officer a base fee at an annual rate of not less than €117,519 (approx. $153, using the exchange rate as of June 30, 2013, 1.30). During the six month periods ended June 30, 2012 and 2013, the consultancy fees under the specific consulting agreement with the Chief Operating Officer amounted to $76, and $79, respectively.

The related expenses for the Company's executive officers for the six month periods ended June 30, 2012 and 2013 were $228 and $246, respectively, and are included under "General and administrative expenses" in the accompanying unaudited interim condensed consolidated statements of operations. As of December 31, 2012 and June 30, 2013, Star Bulk had an outstanding payable balance of $121 and $49 respectively, with its Management and Directors, representing unpaid fees for their participation in the Board of Directors of the Company and the other special committees of the Board of Directors. The related expenses for the six month periods ended June 30, 2012 and 2013 were $67 and $51, respectively and are included under "General and administrative expenses" in the accompanying unaudited interim condensed consolidated statements of operations.

(c)      Combine Marine Ltd., or Combine Ltd.: On January 1, 2012, Starbulk S.A, entered into a one year lease agreement for office space with Combine Ltd., a company controlled by one of the Company's directors, Mrs. Milena Maria Pappas and by Mr. Alexandros Pappas, children of the Company's Chairman, Mr. Petros Pappas. The lease agreement provides for a monthly rental of €2,500 (approximately $3.3, using the exchange rate as of June 30, 2013, 1.30). On January 1, 2013, the agreement was silently renewed and unless terminated by either party, it will expire in eleven years. The related expense for the rent for the six month periods ended June 30, 2012 and 2013 was $19 and $20, respectively and is included under "General and administrative expenses" in the accompanying unaudited interim condensed consolidated statements of operations. As of December 31, 2012, and June 30, 2013, the Company had no outstanding liability, with Combine Marine Ltd.

(d)      Oceanbulk Maritime, S.A., or Oceanbulk: Oceanbulk Maritime S.A, is a ship management company and is controlled by one of the Company's directors, Mrs. Milena Maria Pappas. The Company paid to Oceanbulk a brokerage commission amounting to $91 regarding the sale of vessel Star Ypsilon during the six months ended June 30, 2012, and $90 regarding the sale of vessel Star Sigma during the six months ended June 30, 2013 (Note 5). As of December 31, 2012 and June 30, 2013, the Company had no outstanding liability with Oceanbulk.

 (e)      Maiden Voyage LLC: Maiden Voyage LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by one of the Company's directors, Mrs. Milena Maria Pappas. On September 27, 2012, Starbulk S.A. entered into an agreement with Maiden Voyage LLC, a Marshall Islands company, for the commercial and technical management of the vessel Maiden Voyage, a 2012 built Supramax dry bulk carrier. Pursuant to the terms of this management agreement, Starbulk S.A. receives a fixed management fee of $0.75 per day beginning on September 28, 2012, and until the agreement's termination by either party giving to the other notice in writing. In this event the agreement shall terminate upon the expiration of a two month period from the date of notice was given. This vessel is managed under the same strategy as the other vessels in the Company's fleet. The related income for the six months ended June 30, 2013, was $136 and is included under "Management fee income" in the accompanying unaudited interim condensed consolidated statement of operations.  As of December 31, 2012 and June 30, 2013, the Company had an outstanding payable balance of $41 and $76, respectively, with Maiden Voyage LLC.

(f)      OOCAPE1 Holdings LLC: OOCAPE1 Holdings LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by one of the Company's directors Mrs. Milena Maria Pappas. On October 18, 2012, Starbulk S.A. entered into an agreement with OOCAPE1 Holdings LLC, a Marshall Islands company, for the commercial and technical management of the vessel Obelix, a 2011 built Capesize dry bulk carrier. Pursuant to the terms of this management agreement, Starbulk S.A. receives a fixed management fee of $0.75 per day beginning on October 19, 2012, and until the agreement's termination by either party giving to the other notice in writing. In this event the agreement shall terminate upon the expiration of a two month period from the date of notice was given. This vessel is managed under the same strategy as the other vessels in the Company's fleet. The related income for the six months ended June 30, 2013, was $136 and is included under "Management fee income" in the accompanying unaudited interim condensed consolidated statement of operations. As of December 31, 2012, and as of June 30, 2013, the Company had an outstanding receivable of $147 and an outstanding liability of $48, respectively, with OOCAPE1 Holdings LLC.

(g)      Product Shipping & Trading S.A: Product Shipping & Trading S.A is controlled by family members of the Company's Chairman, Mr. Petros Pappas. On June 7, 2013, Starbulk S.A entered into an agreement with Product Shipping & Trading S.A, a Marshall Islands company, under which, the Company will provide certain management services including crewing, purchasing and arranging insurance to the vessels which are under the management of Product Shipping & Trading S.A. Pursuant to the terms of this agreement, Starbulk S.A. receives a fixed management fee of $0.13 per day, per vessel. As of June 30, 2013, the Company provided the respective services to six product tanker vessels. The related income for the six months ended June 30, 2013, was $40 and is included under "Management fee income" in the accompanying unaudited interim condensed consolidated statement of operations. As of June 30, 2013, the Company had an outstanding receivable of $18, with Product Shipping & Trading S.A.